Loans (Average Recorded Investments In Impaired Loans And Related Amount Of Interest Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 37,517	$ 36,729
Impaired Financing Receivable, Interest Income, Accrual Method	1,005	844
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	4,161	6,550
Impaired Financing Receivable, Interest Income, Accrual Method	212	231
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	6,184	8,812
Impaired Financing Receivable, Interest Income, Accrual Method	278	214
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	3,201	1,161
Impaired Financing Receivable, Interest Income, Accrual Method	53	25
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	17,909	14,745
Impaired Financing Receivable, Interest Income, Accrual Method	462	374
Commercial real estate construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	133	760
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	2,070	2,103
Residential Construction Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	904	181
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	2,655	2,133
Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	292	278
Consumer other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 8	$ 6